Schedule of Investments (unaudited)	iShares® iBonds® 2026 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	$60	$51,908

Aerospace & Defense — 3.8%
Bombardier Inc., 7.13%, 06/15/26 (Call 06/15/23)(a)	185	171,650
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/22)(a)	70	53,102
Spirit AeroSystems Inc., 3.85%, 06/15/26 (Call 03/15/26)	45	40,396
TransDigm Inc.
6.25%, 03/15/26 (Call 08/29/22)(a)	613	615,532
6.38%, 06/15/26 (Call 08/29/22)	120	120,036
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 08/29/22)	60	59,202
		1,059,918
Agriculture — 0.4%
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)	42	38,324
Vector Group Ltd., 10.50%, 11/01/26 (Call 08/29/22)(a)	87	84,830
		123,154
Airlines — 5.3%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)(b)	185	170,205
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(a)	40	42,417
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	545	537,523
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	69	59,401
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)	171	179,593
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	188	183,080
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	311	299,415
		1,471,634
Apparel — 0.8%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)	135	132,260
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	98	90,726
		222,986
Auto Manufacturers — 2.8%
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	223	219,688
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)(b)	235	213,780
4.39%, 01/08/26	165	161,350
4.54%, 08/01/26 (Call 06/01/26)(b)	105	102,072
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 08/29/22)(a)	90	88,075
		784,965
Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/30/22)(a)(b)	125	116,521
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26 (Call 08/29/22)(a)(b)	146	147,324
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26 (Call 08/29/22)	145	142,560
IHO Verwaltungs GmbH, 4.75%, 09/15/26 (Call 08/09/22), (5.50% PIK)(a)(c)	70	60,393
Tenneco Inc., 5.00%, 07/15/26 (Call 08/29/22)	76	74,603
		541,401
Banks — 1.0%
Freedom Mortgage Corp., 7.63%, 05/01/26 (Call 05/01/23)(a)(b)	94	77,740
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	210	203,916
		281,656
Chemicals — 1.7%
Consolidated Energy Finance SA, 6.50%, 05/15/26 (Call 08/09/22)(a)	50	46,737
Security	Par (000)	Value

Chemicals (continued)
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 08/15/22)(a)	$50	$50,606
GPD Companies Inc., 10.13%, 04/01/26 (Call 08/29/22)(a)	78	71,918
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(a)	70	61,671
Mativ Inc., 6.88%, 10/01/26 (Call 08/29/22)(a)	57	50,206
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(a)	45	30,133
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)	75	67,121
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)	105	88,008
		466,400
Coal — 0.2%
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(a)	49	51,156

Commercial Services — 5.9%
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	80	70,482
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 08/29/22)(a)(b)	300	290,970
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 04/15/23)(a)	51	42,785
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(b)	145	135,365
Cimpress PLC, 7.00%, 06/15/26 (Call 08/29/22)(a)	85	71,703
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	107	107,517
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(a)	42	40,353
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 08/29/22)	56	42,846
Graham Holdings Co., 5.75%, 06/01/26 (Call 08/09/22)(a)	74	74,451
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(a)	80	72,389
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	65	57,147
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	60	59,168
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	209	212,308
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(a)	65	60,986
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/29/22)(a)	172	173,118
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)	135	134,603
		1,646,191
Computers — 0.7%
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	191	188,462

Cosmetics & Personal Care — 0.9%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	140	137,424
6.50%, 04/15/26 (Call 08/29/22)(a)(b)	89	85,904
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(a)	45	26,944
		250,272
Distribution & Wholesale — 0.2%
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26 (Call 11/15/22)(a)	75	44,902

Diversified Financial Services — 3.4%
Avation Capital SA, 8.25%, 10/31/26 (Call 08/29/22)(a)(b)	50	37,541
Brightsphere Investment Group Inc., 4.80%, 07/27/26.	40	36,837
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 08/09/22)(b)	60	60,551
goeasy Ltd., 4.38%, 05/01/26 (Call 05/01/23)(a)	45	38,723
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	86	59,338
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(a)	49	43,491
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(a)	45	36,770

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Navient Corp., 6.75%, 06/15/26	$80	$76,170
OneMain Finance Corp., 7.13%, 03/15/26	250	243,575
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)	64	60,065
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 10/15/23)(a)(b)	180	158,850
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	70	61,425
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)	45	32,346
		945,682
Electric — 1.4%
Calpine Corp., 5.25%, 06/01/26 (Call 08/29/22)(a)(b)	72	72,199
FirstEnergy Corp., Series A, 1.60%, 01/15/26 (Call 12/15/25)	45	41,170
NextEra Energy Operating Partners LP, 3.88%, 10/15/26 (Call 07/15/26)(a)	70	69,201
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 08/29/22)(a)	55	52,516
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 08/09/22)(a)	155	156,961
		392,047
Energy - Alternate Sources — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 08/29/22)(a)(b)	25	24,779
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	64	60,147
		84,926
Engineering & Construction — 0.4%
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	60	54,218
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(a)	53	44,088
		98,306
Entertainment — 2.9%
AMC Entertainment Holdings Inc., 10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)(b)(c)	231	183,040
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(a)	46	43,181
Cinemark USA Inc., 5.88%, 03/15/26 (Call 03/15/23)(a)(b)	66	63,385
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(a)	40	35,903
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 08/29/22)(a)(b)	66	65,982
International Game Technology PLC, 4.13%, 04/15/26 (Call 04/15/23)(a)	110	105,000
Live Nation Entertainment Inc., 5.63%, 03/15/26 (Call 08/29/22)(a)	45	44,315
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	55	51,483
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/23)(a)	182	161,569
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/22)(a)	58	52,856
		806,714
Environmental Control — 0.6%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)	86	86,537
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 08/29/22)(a)	80	74,018
		160,555
Food — 1.0%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	115	106,824
7.50%, 03/15/26 (Call 08/29/22)(a)	91	94,235
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/29/22)(a)(b)	40	35,741
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 08/09/22)(a)	55	36,376
		273,176
Forest Products & Paper — 0.3%
Mercer International Inc., 5.50%, 01/15/26 (Call 08/29/22)	40	38,740
Security	Par (000)	Value

Forest Products & Paper (continued)
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)	$40	$39,494
		78,234
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26 (Call 05/20/26)	108	109,372

Health Care - Services — 4.8%
CHS/Community Health Systems Inc., 8.00%, 03/15/26 (Call 08/29/22)(a)(b)	330	315,071
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 08/29/22)(a)	51	47,954
IQVIA Inc., 5.00%, 10/15/26 (Call 08/29/22)(a)	145	145,261
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 08/29/22)(a)	221	207,776
Select Medical Corp., 6.25%, 08/15/26 (Call 08/29/22)(a)(b)	192	192,111
Tenet Healthcare Corp., 4.88%, 01/01/26 (Call 08/29/22)(a)	315	310,300
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)	114	105,985
		1,324,458
Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26 (Call 08/29/22)(b)	197	196,194

Home Builders — 0.5%
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(a)	65	57,507
K Hovnanian Enterprises Inc.
7.75%, 02/15/26 (Call 08/09/22)(a)	31	30,217
10.50%, 02/15/26 (Call 08/29/22)(a)	45	44,198
		131,922
Housewares — 1.3%
Newell Brands Inc., 4.45%, 04/01/26 (Call 01/01/26)	308	304,248
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26 (Call 08/15/22)(b)	45	43,107
		347,355
Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc., 10.13%, 08/01/26 (Call 08/29/22)(a)(b)	64	64,858
HUB International Ltd., 7.00%, 05/01/26 (Call 08/09/22)(a)	261	257,584
		322,442
Internet — 2.3%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(a)	86	81,130
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)	122	96,126
Netflix Inc., 4.38%, 11/15/26	150	150,090
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	121	89,406
Uber Technologies Inc., 8.00%, 11/01/26 (Call 08/29/22)(a)	230	234,483
		651,235
Iron & Steel — 0.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 08/29/22)(a)(b)	90	75,143
Cleveland-Cliffs Inc., 6.75%, 03/15/26 (Call 08/29/22)(a)	141	145,558
		220,701
Leisure Time — 3.3%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)	223	191,869
10.50%, 02/01/26 (Call 08/01/23)(a)	120	125,951
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	146	137,043
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	75	70,670
NCL Corp. Ltd., 5.88%, 03/15/26 (Call 12/15/25)(a)	220	180,268

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)	$100	$76,964
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	155	124,144
		906,909
Lodging — 3.0%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	65	59,039
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	160	149,976
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 08/29/22)(d)	75	58,588
MGM China Holdings Ltd., 5.88%, 05/15/26 (Call 08/09/22)(a)(b)	100	82,799
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	66	61,595
Sands China Ltd., 4.30%, 01/08/26 (Call 12/08/25)	200	181,798
Travel + Leisure Co., 6.63%, 07/31/26 (Call 04/30/26)(a)	104	105,689
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 08/29/22)(a)	150	123,648
		823,132
Machinery — 1.1%
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 08/15/22)(a)(b)	49	45,527
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)(b)	68	66,983
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 08/30/22)(a)	102	91,472
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	115	102,367
		306,349
Manufacturing — 1.1%
EnPro Industries Inc., 5.75%, 10/15/26 (Call 08/29/22)	62	61,478
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/22)(a)	118	104,312
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 08/29/22)(a)	92	89,530
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	57	55,431
		310,751
Media — 5.9%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(a)	47	35,744
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26 (Call 08/29/22)(a)	127	126,878
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 08/29/22)(a)	72	64,394
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	427	365,858
7.75%, 07/01/26	315	260,136
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	64	54,594
Gray Television Inc., 5.88%, 07/15/26 (Call 08/29/22)(a)	113	112,321
iHeartCommunications Inc., 6.38%, 05/01/26 (Call 08/15/22)	127	123,507
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)(b)	141	130,491
Sirius XM Radio Inc., 3.13%, 09/01/26 (Call 09/01/23)(a)	163	153,478
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(a)	49	39,500
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(a)(b)	97	96,327
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)(b)	86	78,707
		1,641,935
Mining — 1.1%
Constellium SE, 5.88%, 02/15/26 (Call 08/29/22)(a)(b)	45	43,730
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 04/01/23)(d)	75	62,215
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 08/15/22)(a)	45	46,545
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(a)	110	102,435
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)(b)	65	51,934
		306,859
Oil & Gas — 8.7%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(a)	119	122,871
Security	Par (000)	Value

Oil & Gas (continued)
Antero Resources Corp., 8.38%, 07/15/26 (Call 01/15/24)(a)	$53	$57,068
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 08/29/22)(a)	90	87,103
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(a)	35	35,639
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 08/29/22)(a)	64	60,308
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)(b)	97	96,021
Callon Petroleum Co., 6.38%, 07/01/26 (Call 08/29/22)	45	43,242
Centennial Resource Production LLC, 5.38%, 01/15/26 (Call 08/29/22)(a)	49	44,723
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(a)	75	75,000
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)(b)	58	54,570
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(a)	50	49,039
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(a)	45	44,908
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	70	70,269
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	70	63,350
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	110	102,483
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	90	86,123
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/09/22)(a)	66	62,804
Matador Resources Co., 5.88%, 09/15/26 (Call 08/15/22)(b)	167	169,645
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 08/29/22)(a)(b)	110	100,305
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 08/29/22)(a)	88	80,021
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	60	59,129
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	48	45,955
5.55%, 03/15/26 (Call 12/15/25)	163	167,403
PDC Energy Inc., 5.75%, 05/15/26 (Call 08/29/22)(b)	125	121,632
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(a)	64	63,128
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)	95	76,243
Precision Drilling Corp., 7.13%, 01/15/26 (Call 08/15/22)(a)	50	46,535
SM Energy Co., 6.75%, 09/15/26 (Call 08/29/22)	60	59,973
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)	80	73,430
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	103	109,989
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(a)	75	70,864
		2,399,773
Oil & Gas Services — 0.5%
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 08/29/22)	114	106,789
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(a)	45	43,237
		150,026
Packaging & Containers — 3.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26 (Call 08/15/22)(a)(b)	185	167,014
Ball Corp., 4.88%, 03/15/26 (Call 12/15/25)	127	127,947
Berry Global Inc., 4.50%, 02/15/26 (Call 08/29/22)(a)(b)	56	54,302
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	72	70,308
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 08/29/22)	125	124,035
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	50	53,960
LABL Inc., 6.75%, 07/15/26 (Call 08/09/22)(a)	110	106,454
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/29/22)(a)(b)	165	162,855
		866,875

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 1.2%
Bausch Health Americas Inc., 9.25%, 04/01/26 (Call 08/29/22)(a)	$235	$164,331
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	100	98,229
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)(b)	70	66,101
		328,661
Pipelines — 5.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, 05/15/26 (Call 05/15/23)(a)	80	83,686
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26 (Call 08/29/22)(a)	50	47,301
Buckeye Partners LP, 3.95%, 12/01/26 (Call 09/01/26)	85	79,137
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)	70	69,247
EQM Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)	81	74,860
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 05/15/26 (Call 08/29/22)(b)	58	53,925
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 08/29/22)(a)	125	124,516
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(a)	230	217,624
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	315	287,576
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 04/15/26 (Call 08/29/22)(b)	51	38,641
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	80	79,130
NuStar Logistics LP, 6.00%, 06/01/26 (Call 03/01/26)	81	79,722
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)	109	103,200
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 08/15/22)	49	41,800
Western Midstream Operating LP, 4.65%, 07/01/26 (Call 04/01/26)	68	67,424
		1,447,789
Real Estate Investment Trusts — 2.3%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 08/09/22)(a)	147	143,315
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(a)(b)	150	132,133
iStar Inc., 5.50%, 02/15/26 (Call 08/29/22)(b)	67	65,919
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 08/29/22)	75	73,432
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(a)	70	65,677
Service Properties Trust
4.75%, 10/01/26 (Call 08/01/26)	71	55,556
5.25%, 02/15/26 (Call 08/15/25)	54	44,882
Starwood Property Trust Inc., 3.63%, 07/15/26 (Call 01/15/26)(a)	66	59,563
		640,477
Retail — 4.4%
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)	55	37,105
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 11/15/22)(a)	45	43,592
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)	102	95,363
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(a)(b)	103	95,848
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)	87	79,682
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(a)	125	113,948
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	172	168,235
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)(b)	116	70,580
Rite Aid Corp., 8.00%, 11/15/26 (Call 01/15/23)(a)(b)	120	101,746
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)	113	100,582
Security	Par/ Shares (000)	Value

Retail (continued)
Staples Inc., 7.50%, 04/15/26 (Call 08/29/22)(a)	$305	$269,953
White Cap Parent LLC, 8.25%, 03/15/26 (Call 08/29/22), (9.00% PIK)(a)(c)	48	40,320
		1,216,954
Software — 1.7%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/29/22)(a)	68	66,940
Boxer Parent Co. Inc., 9.13%, 03/01/26 (Call 08/09/22)(a)	57	54,533
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	112	107,196
Consensus Cloud Solutions Inc., 6.00%, 10/15/26 (Call 10/15/23)(a)(b)	50	46,666
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/22)(a)(b)	100	92,381
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)(b)	65	66,408
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(a)	47	28,867
		462,991
Telecommunications — 6.9%
CommScope Inc., 6.00%, 03/01/26 (Call 08/29/22)(a)	222	215,928
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	315	307,988
Hughes Satellite Systems Corp.
5.25%, 08/01/26	115	116,624
6.63%, 08/01/26	118	116,066
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(a)	180	172,732
Level 3 Financing Inc., 5.25%, 03/15/26 (Call 08/29/22)	117	116,035
Lumen Technologies Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)(b)	194	176,649
Sprint Corp., 7.63%, 03/01/26 (Call 11/01/25)	224	245,656
Telesat Canada/Telesat LLC, 5.63%, 12/06/26 (Call 12/06/23)(a)	78	49,752
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	240	224,057
2.63%, 04/15/26 (Call 04/15/23)	182	171,529
		1,913,016
Toys, Games & Hobbies — 0.3%
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/23)(a)	91	86,328

Water — 0.2%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)	65	63,071

Total Long-Term Investments — 98.2%
(Cost: $28,874,499)		27,200,220

Short-Term Securities

Money Market Funds — 18.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(e)(f)(g)	4,797	4,796,384
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(e)(f)	360	360,000

Total Short-Term Securities — 18.6%
(Cost: $5,155,982)		5,156,384

Total Investments in Securities — 116.8%
(Cost: $34,030,481)		32,356,604

Liabilities in Excess of Other Assets — (16.8)%		(4,653,025)

Net Assets — 100.0%		$27,703,579

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
July 31, 2022

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,830,858	$2,966,770	(a)	$—		$(1,646)	$402	$4,796,384	4,797	$7,096	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	520,000	—		(160,000	)(a)	—	—	360,000	360	982		—
						$(1,646)	$402	$5,156,384		$8,078		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$27,200,220	$—	$27,200,220
Money Market Funds	5,156,384	—	—	5,156,384
	$5,156,384	$27,200,220	$—	$32,356,604

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind
REIT	Real Estate Investment Trust